Right-of-use assets and lease liabilities - Amounts recognized in the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income and revenues
Income from remeasurement of lease liabilities	€ 22	€ 14	€ 17
Other income and revenues	22	14	17
Purchases, services and other
Expense from remeasurement of lease liabilities	2	3	3
Short-term leases	69	81	59
Low-value leases	39	37	37
Variable lease payments not included in the measurement of lease liabilities	24	22	20
Capitalized direct cost associated with self-constructed assets - tangible assets	(4)	(5)	(5)
Purchases, services and other	130	138	114
Depreciation, net impairments and write-offs
Depreciation of RoU leased assets	1,244	1,199	973
Capitalized direct cost associated with self-constructed assets - tangible assets	(260)	(277)	(199)
Impairments of RoU leased assets	14	40	41
Reversals of RoU leased assets	(2)	(4)	(5)
Write-off of RoU leased assets		3
Depreciation and impairments	996	961	810
Finance income (expense) from leases
Interests on lease liabilities	(348)	(314)	(267)
Capitalized finance expense of RoU leased assets - tangible assets	7	17	11
Net currency translation differences on lease liabilities	62	(36)	19
Finance income (expense) from leases	€ (279)	€ (333)	€ (237)